Pzena International Small Cap Value Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Australia - 5.1%
Elders, Ltd.	1,252,719	$6,032,276
Perenti, Ltd.	2,191,606	4,206,978
		10,239,254

Belgium - 1.8%
Umicore S.A.	203,669	3,580,355

Canada - 5.5%
Linamar Corp.	76,941	4,353,998
Spin Master Corp. (b)	195,063	2,874,054
Transcontinental, Inc. - Class A	255,060	3,737,972
		10,966,024

Denmark - 0.7%
Solar A/S - Class B	43,233	1,305,806

Finland - 2.9%
Nokian Renkaat Oyj	599,078	5,842,646

France - 10.8%
Beneteau SACA	534,927	5,027,684
Manitou BF S.A.	74,658	1,616,503
Nexity S.A. (a)	453,163	4,884,933
Remy Cointreau S.A.	97,492	4,486,526
Rexel S.A.	97,064	3,693,075
Teleperformance SE	26,410	1,815,398
		21,524,119

Germany - 7.5%
Aurubis AG	22,378	3,095,181
Duerr AG	156,912	3,546,775
Evonik Industries AG	249,270	3,838,216
Hornbach Holding AG & Co. KGaA	44,929	4,619,010
		15,099,182

Hong Kong - 5.9%
Pacific Basin Shipping, Ltd.	5,286,426	1,765,390
VTech Holdings, Ltd.	614,416	4,963,846
Yue Yuen Industrial (Holdings), Ltd.	2,388,076	5,045,673
		11,774,909

Ireland - 10.6%
Bank of Ireland Group PLC	39,508	731,655
C&C Group PLC	3,181,777	5,458,374
Origin Enterprises PLC	1,773,603	7,820,391
Permanent TSB Group Holdings PLC (a)	2,013,907	7,127,344
		21,137,764

Italy - 2.4%
MARR SpA	461,829	4,780,073

Japan - 13.6%
Fukuoka Financial Group, Inc.	163,037	5,017,246
Kanto Denka Kogyo Co., Ltd.	781,545	5,178,445
KH Neochem Co., Ltd.	261,174	4,133,172
Sawai Group Holdings Co., Ltd.	357,989	4,542,327
Tokai Carbon Co., Ltd.	611,949	4,027,295
Toyota Boshoku Corp.	279,530	4,335,976
		27,234,461

Luxembourg - 2.8%
Samsonite Group S.A. (b)	2,281,800	5,635,883

Netherlands - 4.9%
Ariston Holding N.V.	801,556	3,964,019
Signify N.V. (b)	246,199	5,810,663
		9,774,682

New Zealand - 2.6%
Fletcher Building, Ltd. (a)	2,753,037	5,284,694

Spain - 2.9%
Unicaja Banco S.A. (b)	2,008,289	5,895,698

Switzerland - 0.4%
Barry Callebaut AG	468	749,989

United Kingdom - 16.3%
Ferrexpo PLC (a)	1,306,272	1,288,185
Hays PLC	4,026,997	3,070,381
Ibstock PLC	2,271,289	4,040,733
Pennon Group PLC	739,094	5,395,525
Sabre Insurance Group PLC (b)	3,221,549	5,458,373
Senior PLC	1,883,460	4,552,456
SThree PLC	850,000	1,869,987
Travis Perkins PLC	560,856	4,725,397
Wizz Air Holdings PLC (a)	155,397	2,404,616
		32,805,653

TOTAL COMMON STOCKS (Cost $170,170,616)		193,631,192

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1% First American Government Obligations Fund - Class X, 4.26% (c)	6,140,707	6,140,707
TOTAL SHORT-TERM INVESTMENTS (Cost $6,140,707)		6,140,707

TOTAL INVESTMENTS - 99.8% (Cost $176,311,323)		199,771,899
Other Assets in Excess of Liabilities - 0.2%		309,048
TOTAL NET ASSETS - 100.0%		$200,080,947

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $25,674,671 or 12.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Pzena International Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total

Common Stocks	$193,631,192	$–	$–	$193,631,192
Short-Term Investments	6,140,707	–	–	6,140,707
Total Investments	$199,771,899	$–	$–	$199,771,899